Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	104 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024 [2]	Dec. 31, 2024 [1]	Dec. 31, 2024
Empower Lifetime 2015 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2015 Fund (Institutional Class/MXNYX)
Average Annual Return, Percent	6.82%	4.78%			5.16%
Empower Lifetime 2015 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2015 Fund (Investor Class/MXLYX)
Average Annual Return, Percent	6.43%	4.40%				4.87%
Empower Lifetime 2015 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2015 Fund (Service Class/MXLZX)
Average Annual Return, Percent	6.39%	4.33%				4.78%
Empower Lifetime 2020 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2020 Fund (Institutional Class/MXAKX)
Average Annual Return, Percent	7.28%	5.02%		6.21%
Empower Lifetime 2020 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2020 Fund (Investor Class/MXAGX)
Average Annual Return, Percent	6.95%	4.65%		5.85%
Empower Lifetime 2020 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2020 Fund (Service Class/MXAHX)
Average Annual Return, Percent	6.76%	4.56%		5.75%
Empower Lifetime 2025 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2025 Fund (Institutional Class/MXQBX)
Average Annual Return, Percent	7.83%	5.45%			5.90%
Empower Lifetime 2025 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2025 Fund (Investor Class/MXELX)
Average Annual Return, Percent	7.33%	5.06%				5.65%
Empower Lifetime 2025 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2025 Fund (Service Class/MXFLX)
Average Annual Return, Percent	7.34%	4.97%				5.55%
Empower Lifetime 2030 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2030 Fund (Institutional Class/MXAYX)
Average Annual Return, Percent	8.54%	5.94%		7.45%
Empower Lifetime 2030 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2030 Fund (Investor Class/MXATX)
Average Annual Return, Percent	8.06%	5.57%		7.06%
Empower Lifetime 2030 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2030 Fund (Service Class/MXAUX)
Average Annual Return, Percent	7.98%	5.47%		6.98%
Empower Lifetime 2035 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2035 Fund (Institutional Class/MXTBX)
Average Annual Return, Percent	9.54%	6.68%			7.09%
Empower Lifetime 2035 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2035 Fund (Investor Class/MXKLX)
Average Annual Return, Percent	9.19%	6.26%				6.83%
Empower Lifetime 2035 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2035 Fund (Service Class/MXLLX)
Average Annual Return, Percent	9.06%	6.18%				6.73%
Empower Lifetime 2040 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2040 Fund (Institutional Class/MXBGX)
Average Annual Return, Percent	10.51%	7.26%		8.79%
Empower Lifetime 2040 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2040 Fund (Investor Class/MXBDX)
Average Annual Return, Percent	10.19%	6.89%		8.42%
Empower Lifetime 2040 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2040 Fund (Service Class/MXBEX)
Average Annual Return, Percent	10.06%	6.78%		8.30%
Empower Lifetime 2045 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2045 Fund (Institutional Class/MXWEX)
Average Annual Return, Percent	11.17%	7.67%			7.83%
Empower Lifetime 2045 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2045 Fund (Investor Class/MXQLX)
Average Annual Return, Percent	10.82%	7.29%				7.59%
Empower Lifetime 2045 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2045 Fund (Service Class/MXRLX)
Average Annual Return, Percent	10.75%	7.19%				7.49%
Empower Lifetime 2050 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2050 Fund (Institutional Class/MXBSX)
Average Annual Return, Percent	11.49%	7.77%		9.23%
Empower Lifetime 2050 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2050 Fund (Investor Class/MXBOX)
Average Annual Return, Percent	11.14%	7.42%		8.84%
Empower Lifetime 2050 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2050 Fund (Service Class/MXBQX)
Average Annual Return, Percent	11.02%	7.28%		8.75%
Empower Lifetime 2055 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2055 Fund (Institutional Class/MXZHX)
Average Annual Return, Percent	11.41%	7.71%			7.79%
Empower Lifetime 2055 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2055 Fund (Investor Class/MXWLX)
Average Annual Return, Percent	11.10%	7.35%				7.57%
Empower Lifetime 2055 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2055 Fund (Service Class/MXXLX)
Average Annual Return, Percent	11.00%	7.24%				7.48%
Empower Lifetime 2060 Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2060 Fund (Institutional Class/MXGUX)
Average Annual Return, Percent	11.33%	7.64%	8.30%
Empower Lifetime 2060 Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2060 Fund (Investor Class/MXGNX)
Average Annual Return, Percent	10.90%	7.26%	7.92%
Empower Lifetime 2060 Fund - Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Lifetime 2060 Fund (Service Class/MXGQX)
Average Annual Return, Percent	10.81%	7.18%	7.85%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.49%	10.06%	10.52%	10.70%	8.98%	9.23%
Morningstar Lifetime Moderate 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2015
Average Annual Return, Percent	7.29%	4.13%			4.79%	4.88%
Morningstar Lifetime Moderate 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2020
Average Annual Return, Percent	7.50%	4.24%		5.71%
Morningstar Lifetime Moderate 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2025
Average Annual Return, Percent	7.97%	4.55%			5.47%	5.60%
Morningstar Lifetime Moderate 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2030
Average Annual Return, Percent	8.83%	5.15%		6.97%
Morningstar Lifetime Moderate 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2035
Average Annual Return, Percent	10.18%	6.04%			6.76%	6.93%
Morningstar Lifetime Moderate 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2040
Average Annual Return, Percent	11.70%	6.98%		8.63%
Morningstar Lifetime Moderate 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2045
Average Annual Return, Percent	12.86%	7.63%			7.76%	7.94%
Morningstar Lifetime Moderate 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2050
Average Annual Return, Percent	13.36%	7.88%		9.25%
Morningstar Lifetime Moderate 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2055
Average Annual Return, Percent	13.33%	7.86%			7.83%	8.03%
Morningstar Lifetime Moderate 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Lifetime Moderate 2060
Average Annual Return, Percent	13.15%	7.77%	8.38%

[1]	Institutional Class inception date was May 1, 2015.
[2]	Inception date was April 28, 2016.
[3]	Inception date was May 1, 2019.